Derivative Financial Instruments - Summary of Net Gains Or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness	£ 20	£ 8	£ 34
Fair Value and Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
(Losses)/gains on hedging instruments	(299)	(360)	4
Gains/(losses) on hedged items attributable to hedged risks	365	414	75
Fair value hedging ineffectiveness	66	54	79
Cash flow hedging ineffectiveness	(46)	(46)	(45)
Hedge ineffectiveness	£ 20	£ 8	£ 34